Cover	Aug. 25, 2026
Entity Information [Line Items]
Amendment Flag	false
Document Period End Date	Aug. 25, 2026
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2354
Entity Central Index Key	0002118227
Blue Chip Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide above average total return primarily through capital appreciation by investing in a portfolio of common stocks of companies that we* consider to be “blue chip” companies.In selecting the stocks, we begin with a universe of well-known and established domestic companies that have market capitalizations in excess of five billion dollars. We then eliminate companies that we believe are not market leaders with strong reputations for providing high quality goods and services. We base our final selections on economic sector, financial strength, past earnings and revenue growth trends, projected earnings and revenue growth as well as current valuation.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in blue chip companies. We defined blue chip companies as well-known and established domestic companies that have market capitalizations in excess of five billion dollars and that we have determined are market leaders with strong reputations for providing high quality goods and services.
Dividend Advantage Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust consists of stocks selected by Eugene E. Peroni of Peroni Portfolio Advisors, Inc. (the “Portfolio Consultant”) through application of his proprietary method of technical analysis, the Peroni Method®, historical quantitative analysis and fundamental analysis. Mr. Peroni initially screened stocks based on the following criteria:•companies with a longer-term history of paying dividends with special consideration to those companies that have historically increased their dividends;

•companies with current annual dividend yields of 2.5% or higher;

•companies with cash flows that appear sufficient for such company to continue to pay dividends; and•companies with good longer-term earnings growth prospects.Mr. Peroni narrowed this universe of stocks through application of the Peroni Method®. From these stocks, Mr. Peroni selected a final portfolio focusing on financial strength, prospects for revenue and earnings growth and sustainability of the dividend, among other criteria. Dividends may be an important component to total return.Mr. Peroni has an extensive library of hand-charted stocks that is regularly refreshed to include new opportunities gleaned through ticker tape analysis, news outlets, corporate developments and practical observations. Charts with attractive price architecture are screened and ranked on a regular basis. Historical characteristics are analyzed for price and volume shifts and evaluations are made using net money flow analysis and relative strength trends. Sector relative strength is then determined by unbiased groupings of attractive stocks. Portfolio construction progresses as weightings are determined by analyzing individual stock price behavior, economic factors, monetary trends, psychological oscillators and investor psychology. Those stocks with the best technical characteristics in strong or emerging leadership sectors are candidates for inclusion in the portfolio while also taking into consideration appropriate diversification.The Peroni Method® is a bottom-up approach to stock selection that is primarily based on technical analysis. The methodology examines a stock’s price architecture, accumulation and distribution trends and relative strength patterns, among other more subtle trading characteristics. This information is partly gathered and analyzed through hand drawn point and figure charts which have been a part of the methodology for over half a century. While the Peroni Method®is primarily focused on the technical characteristics of individual stocks, economic, monetary, geopolitical andsentiment factors at play in the marketplace are also incorporated to identify leading stocks and sectors.

Technical analysis differs from fundamental analysis, which generally involves financial scrutiny of the issuing company and considers such factors as earnings projections, P/E ratios, cash flow and other balance sheet data. The Peroni Method® may be an investment alternative to fundamental analysis. Mr. Peroni believes that technical factors can help identify industry sector relative strength patterns that may play an important role in investment success. The methodology allows an unconstrained approach to stock selection, spanning all market caps and investment styles, i.e. growth and value.

The Peroni Method®examines numerous technical, psychological and fundamental data. The data may include:•a stock’s historical price architecture

•net money flow trends in individual stocks

•the relative behavior of a stock’s price performance compared to other stocks in the same sector

•sentiment readings such as the volatility index

•fiscal and monetary factors

•geopolitical events and their impact on specific sectorsEugene E. Peroni Jr. began training in the field of technical research at age 16 with his father, Eugene E. Peroni, Sr., who founded the Peroni Method® more than 60 years ago. Mr. Peroni has over 40 years of experience in his field. The Peroni Method® uses a bottom-up approach, primarily emphasizing the technical merits of individual stocks.Mr. Peroni has regularly published his insights in reports offering stock market forecasts. Mr. Peroni has appeared on CNBC, CBS MarketWatch, Nightly Business Report, Fox Business News and Bloomberg Radio, and has been quoted in publications such as The Wall Street Journal,The New York Times, U.S. News and World Report and Investors Business Daily.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities.
Dividend Sustainability Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of common stocks of primarily domestic companies. We* sought primarily to select high quality U.S. stocks with above average dividend yields and the potential to increase dividend payments by considering a broad universe of U.S. exchange-listed securities of companies categorized primarily as either mid or large capitalization by AAM as of the trust’s inception. The strategy used a structured quantitative approach combined with fundamental oversight. The strategy’s quantitative approach sought to identify companies within various industry sectors possessing attractive fundamentals, such as solid balance sheets, high quality earnings and attractive growth prospects. The final selections for the trust’s portfolio are reviewed to assess theimpact of recent events (including management issues, legal proceedings and future mergers or acquisitions) on each stock’s prospects.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities.
The Dow® Value Ten Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide total return, through dividend income and capital appreciation, by investing in a portfolio consisting of the 10 stocks with the highest dividend yield chosen from among the 30 stocks in the Dow Jones Industrial AverageSM (“DJIASM”) as of August 18, 2026. The stocks are held in approximately equal dollar amounts as of the trust’s inception.Please note that the strategy was applied to select the portfolio at a particular time. If we create additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities. We disregard any stock in the DJIASM where the U.S. government or any of its agencies can exercise any veto power over any current or future dividends, whether common or preferred, to be distributed in connection with such stock. In such cases, we will automatically select the next highest dividend yielding stock in the DJIASM. In addition, companies which, based on publicly available information as of two business days prior to the date of this prospectus, are the target of an announced business acquisition which are expected to happen within six months of the date of this prospectus have been excluded from the universe of securities from which the trust’s securities are selected.The trust’s strategy begins with the DJIASM. The DJIASM consists of 30 U.S. stocks chosen by the editors of The Wall Street Journal as being representative of the broad market and of American industry. Changes in the component stocks of the DJIASMare made entirely by the editors of The Wall Street Journal without consulting the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely.The Dow Jones Industrial AverageSM is a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”), and has been licensed for use by the trust. Dow Jones®, Dow Jones Industrial AverageSM, DJIASMand Dow Jones Indexes are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by the trust. Dow Jones, CME and their respective affiliates have no relationship to the trust, other than the licensing of the Dow Jones Industrial Average and their respective service marks for use in connection with the trust. Dow Jones, CME and their respective affiliates have no obligation to takethe needs of the sponsor or the unitholders of the trust into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of units of the trust to be issued or in the determination or calculation of the equation by which the units of the trust is to be converted into cash. Dow Jones, CME and their affiliates have no obligation or liability in connection with the administration, management or marketing of the trust. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the trust but which may be similar to and competitive with the trust. In addition, CME Group Inc. and its affiliates actively trade financial products which are linked to the performance of the DJIASM. It is possible that this trading activity will affect the value of the DJIA and the trust.DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF UNITS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESMOR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES AND THE TRUST.

The indexes are unmanaged, not subject to fees, and not available for direct investment.

The publishers of the DJIASM are not affiliated with us and have not participated in creating the trust or selecting the securities for the trust, nor have they reviewed or approved of any of the information contained herein.

The trust will pay a license fee for the use of certain service marks, trademarks and/or trade names of Dow Jones.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities that exhibit value characteristics. For these purposes, we* define companies that exhibit value characteristics to be companies that we believe to be undervalued in the marketplace based on their high dividend yields relative to other securities.
Strategic High 80 Dividend Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust invests in a diversified portfolio of 80 equity securities with 50 securities selected using the High 50® Dividend Strategy and 30 securities selected using the International High 30 Dividend Strategy as of August 18, 2026. Both the High 50® Dividend Strategy and the International High 30 Dividend Strategy are specialized dividend-oriented strategies that seek to provide above average total return. Each strategy is described in detail below. We* selected the portfolio in an effort to provide an enhanced total return while reducing overall portfolio volatility through diversification of securities and investment strategies.The trust invests in each security in approximately equal weightings as of the trust’s inception and the weightings will vary thereafter in accordance with fluctuations in stock prices.High 50® Dividend Strategy. This strategy selects 50 securities using a specialized dividend-oriented strategy that seeks to provide above average total return. We selected the 50 securities using the following strategy:•We begin with the companies included in the New York Stock Exchange (NYSE) Composite Index, Nasdaq Composite Index and NYSE American Composite Index.

•Stocks are eliminated if at the time of selection:

•the company’s stock market capitalization is $1 billion or less,

•the company’s headquarters is located outside the United States,

•the stocks are securities of limited partnerships, exchange-traded funds, investment companies or shares of beneficial interest to the extent such securities are not otherwise excluded from the composition of the indexes.

•We select the five securities with the highest dividend yields from the remaining securities of companies in each of the nine Global Industry Classification Standard (GICS®) sectors other than the Financials and Real Estate sectors and the five securities with the highest dividend yields from the remaining securities of companies in the Financials and Real Estate GICS® sectors combined (for a total of 50 securities). Effectively, after September 1, 2016 the strategy seeks to treat the Real Estate GICS® sector as if it was still positioned under the Financials GICS®sector (as it was prior to September 1, 2016). The trust invests in these 50 stocks.The eleven industry sectors used in the strategy are the GICSsectors published by S&P Dow Jones Indices and MSCI Inc. Please note that we applied the strategy to select the port-folio at a particular time. If we create additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of two business days prior to the date of this prospectus, are the target of an announced business acquisition which we expect will happen, within six months of the date of this prospectus have been excluded from the universe of securities from which the trust’s securities are selected.The High 50Dividend Strategy begins with the NYSE Composite Index, the Nasdaq Composite Index and the NYSE American Composite Index. The NYSE Composite Index is designed to measure the performance of all common stocks listed on the NYSE, including American Depository Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks. All closed-end funds, exchange-traded funds, limited partnerships and derivatives are excluded from the index. The Nasdaq Composite Index measures all domestic and international based common type stocks traded on The Nasdaq Stock Market. To be eligible for inclusion in this index the security’s U.S. listing must be exclusively on The Nasdaq Stock Market (with certain exceptions), and have a security type of ADRs, common stock, limited partnership interests, ordinary shares or shares of beneficial interest. Security types not included in this index are closed-end funds, convertible debentures, exchange-traded funds, preferred stocks, rights, warrants, units and other derivative securities. The NYSE American Composite Index is an index representing the aggregate value of the common shares or ADRs of all NYSE American-listed companies, REITs, master limited partnerships and closed-end investment companies. The publishers of the indexes are not affiliated with us and have not participated in creating the trust or selecting the securities for the trust, nor have they reviewed or approved of any of the information contained herein.We currently offer a separate unit investment trust that invests according to the same or similar investment strategy as the High 50 Dividend Strategy. The portfolio securities and structure of the trust offered in this prospectus may differ in certain respects from the other trust we may be offering that uses a similar investment strategy.International High 30 Dividend Strategy.This strategy selects 30 securities using a specialized dividend-oriented strategy that seeks to provide above average total return. This strategy also seeks to outperform the S&P International 700 ADR Index. We selected these 30 securities using the following strategy:•We begin with the companies listed in the S&P International 700 ADR Index. The S&P International 700 ADR Index is constructed from the S&P International 700 Index, which is comprised of the S&P Europe 350, S&P/TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50, and S&P Latin America 40. The S&P International 700 ADR Index measures the performance of companies in the S&P International 700 Index that have U.S. listings, including ADRs, global shares, or ordinary shares. All constituents included in the S&P International 700 ADR Index must have a Level II or Level III ADR, global shares listed with the NYSE or Nasdaq or ordinary share listings on any of the primary U.S. exchanges.•From the S&P International 700 ADR Index, we select the three securities with the highest dividend yields in each of the nine GICS® sectors other than the Financials and Real Estate sectors and the three securities with the highest dividend yields in the Financials and Real Estate GICS® sectors combined. Effectively, after September 1, 2016 the strategy seeks to treat the Real Estate GICS® sector as if it was still positioned under the Financials GICS®sector (as it was prior to September 1, 2016).®•We select those 30 stocks for the trust’s portfolio.The eleven industry sectors used in the strategy are the GICS®sectors published by S&P Dow Jones Indices and MSCI Inc. Please note that we applied the strategy to select the portfolio at a particular time. If we create additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of two business days prior to the date of this prospectus, are the target of an announced business combination which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which the trust’s securities are selected.The strategy is derived from stocks contained in the S&P International 700 ADR Index. S&P Dow Jones, a division of the S&P Global Inc., publisher of the S&P International 700 ADR Index, is not affiliated with us and has not participated in creating the trust or selecting the securities for the trust, nor have they reviewed or approved of any of the information contained herein.

Please note that we applied the strategy to select the portfolio at a particular time. If we create additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of two business days prior to the date of this prospectus, are the target of an announced business acquisition which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which the trust’s securities are selected.

The S&P 500 Index is an index that includes a representative sample of 500 leading companiesin leading industries of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also often considered a proxy for the total U.S. stock market.

The indexes are unmanaged, not subject to fees, and not available for direct investment.

The publisher of the index is not affiliated with us and has not participated in creating the trust or selecting the securities for the trust, nor has the publisher reviewed or approved of any of the information contained herein.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities.
WCA Rising Dividend Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of securities from a universe of the 1,000 largest companies with U.S. publicly traded securities of quality, large capitalization companies, with rising dividends at reasonable valuations selected by Washington Crossing Advisors, LLC (the “Portfolio Consultant”), the portfolio consultant to the trust. Portfolio Consultant defines large capitalization companies to be those with market capitalization of $10 billion or higher.Quality.Portfolio Consultant seeks to invest in companies that are high quality, resilient, with conservatively financed businesses that have a competitive advantage. Portfolio Consultant defines a quality company as a company with low debt, stable cash flow, and productive assets. Portfolio Consultant believes quality endures andseeks companies it determines are at a reasonable price. Portfolio Consultant uses a proprietary valuation process using leading-edge techniques.Steadily Rising Dividends.To be eligible for inclusion in the trust’s portfolio, companies must have demonstrated at least five consecutive years of dividend increases. Portfolio Consultant views a rising dividend as a means to finding quality, rather than an end in itself. Thus, Portfolio Consultant believes that combining dividend growth with a quality and value-oriented process has the potential to maximize expected return relative to expected risk.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities of companies that have demonstrated rising dividends. For purposes of this policy, the sponsor views demonstrated rising dividends as at least five consecutive years of dividend increases.